Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 744,634	$ 735,701
Current portion	(25,246)	(25,246)
Total	719,388	710,455
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	164,041	180,229
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	$ 580,593	$ 555,472